Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 2.3%
7,300	(1)	AMC Networks, Inc.	$195,567	0.1
1,663		Electronic Arts, Inc.	210,985	0.1
16,721		Fox Corp. - Class A	571,524	0.3
6,282		Interpublic Group of Cos., Inc.	173,634	0.1
16,743	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,066,194	0.6
33,400		Lumen Technologies, Inc.	332,664	0.2
3,836		Nexstar Media Group, Inc.	733,904	0.4
2,473		Omnicom Group	165,444	0.1
9,900		Paramount Global - Class B	231,561	0.2
18,500		TEGNA, Inc.	395,900	0.2
			4,077,377	2.3

		Consumer Discretionary: 11.5%
931		Advance Auto Parts, Inc.	157,004	0.1
39,900	(1)	American Axle & Manufacturing Holdings, Inc.	412,965	0.2
813	(1)	Autonation, Inc.	101,300	0.1
391	(1)	Autozone, Inc.	828,611	0.5
7,327		Best Buy Co., Inc.	517,946	0.3
7,100		Big Lots, Inc.	146,047	0.1
18,200		Bloomin Brands, Inc.	368,004	0.2
11,116		BorgWarner, Inc.	419,073	0.2
5,700		Brunswick Corp.	425,847	0.2
17,170		Carter's, Inc.	1,268,005	0.7
108	(1)	Chipotle Mexican Grill, Inc.	172,454	0.1
1,241		D.R. Horton, Inc.	88,297	0.0
5,600		Dick's Sporting Goods, Inc.	595,672	0.3
1,919	(1)	Dollar Tree, Inc.	260,370	0.1
170		Domino's Pizza, Inc.	63,216	0.0
10,810		eBay, Inc.	477,045	0.3
13,100		Foot Locker, Inc.	482,604	0.3
756		Garmin Ltd.	66,898	0.0
2,398		Gentex Corp.	65,441	0.0
2,208		Genuine Parts Co.	344,470	0.2
30,393	(1)	Goodyear Tire & Rubber Co.	426,414	0.2
10,800		H&R Block, Inc.	486,000	0.3
21,900		Hanesbrands, Inc.	190,749	0.1
16,600		Harley-Davidson, Inc.	640,262	0.4
1,000		Hibbett, Inc.	58,600	0.0
6,600		Kohl's Corp.	187,572	0.1
2,200		Lear Corp.	305,008	0.2
4,856		Lennar Corp. - Class A	376,097	0.2
228		Lithia Motors, Inc.	60,520	0.0
3,146		LKQ Corp.	167,430	0.1
286	(1)	Lululemon Athletica, Inc.	85,789	0.0
14,400		Macy's, Inc.	249,408	0.1
32,500	(1)	Modine Manufacturing Co.	486,850	0.3
8,394	(1)	Mohawk Industries, Inc.	926,362	0.5
34	(1)	NVR, Inc.	140,762	0.1
9,100	(1)	ODP Corp./The	325,325	0.2
1,013	(1)	O'Reilly Automotive, Inc.	706,183	0.4
4,088		Penske Auto Group, Inc.	482,016	0.3
18,800	(1)	Perdoceo Education Corp.	217,704	0.1
8,943		Pulte Group, Inc.	363,622	0.2
17,962		PVH Corp.	1,010,363	0.6
11,000		Rent-A-Center, Inc.	284,240	0.2
20,396		Ross Stores, Inc.	1,759,563	1.0
1,888		Service Corp. International	116,509	0.1
4,000	(1)	Sleep Number Corp.	165,720	0.1
3,100		Sturm Ruger & Co., Inc.	161,975	0.1
5,600		Thor Industries, Inc.	453,656	0.3
13,300		Toll Brothers, Inc.	582,407	0.3
1,773		Tractor Supply Co.	328,271	0.2
282	(1)	Ulta Beauty, Inc.	118,403	0.1
5,736		Whirlpool Corp.	898,258	0.5
2,750		Yum! Brands, Inc.	305,910	0.2
7,700	(1)	Zumiez, Inc.	199,892	0.1
			20,529,109	11.5

		Consumer Staples: 4.7%
2,270		Albertsons Cos, Inc.	62,448	0.0
8,300		Archer-Daniels-Midland Co.	729,487	0.4
2,348	(1)	BJ's Wholesale Club Holdings, Inc.	174,903	0.1
1,778		Bunge Ltd.	176,324	0.1
1,409		Campbell Soup Co.	70,985	0.0
394		Casey's General Stores, Inc.	84,225	0.0
1,892		Church & Dwight Co., Inc.	158,379	0.1
776		Clorox Co.	112,008	0.1
14,075		Conagra Brands, Inc.	483,898	0.3
1,353	(1)	Darling Ingredients, Inc.	102,909	0.1
10,600		Edgewell Personal Care Co.	412,976	0.2
1,263		Hershey Co.	283,758	0.2
3,800		Ingredion, Inc.	330,866	0.2
2,685		JM Smucker Co.	375,873	0.2
2,609		Kellogg Co.	189,779	0.1
40,224		Kroger Co.	1,928,339	1.1
1,096		McCormick & Co., Inc.	92,141	0.0
13,387		Molson Coors Beverage Co.	691,706	0.4
9,000		SpartanNash Co.	273,870	0.1
16,600	(1)	Sprouts Farmers Market, Inc.	479,740	0.3
15,857		Tyson Foods, Inc.	1,195,301	0.7
			8,409,915	4.7

		Energy: 4.3%
3,746		Baker Hughes Co.	94,624	0.0
807		Cheniere Energy, Inc.	129,265	0.1
2,458		Chesapeake Energy Corp.	247,004	0.1
1,682		Devon Energy Corp.	118,783	0.1
8,300		EOG Resources, Inc.	1,006,790	0.6
1,105		Hess Corp.	133,462	0.1
19,915		HF Sinclair Corp.	1,048,127	0.6
41,754		Marathon Oil Corp.	1,068,485	0.6
5,500		Marathon Petroleum Corp.	554,125	0.3
18,300	(1)	National Energy Services Reunited Corp.	128,466	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
17,003		Occidental Petroleum Corp.	$1,207,213	0.7
1,948		Oneok, Inc.	119,276	0.1
6,000		PDC Energy, Inc.	407,460	0.2
10,366		Phillips 66	927,342	0.5
2,400		Valero Energy Corp.	281,088	0.1
7,399		Williams Cos., Inc.	251,788	0.1
			7,723,298	4.3

		Financials: 19.1%
13,709		Aflac, Inc.	814,589	0.5
195	(1)	Alleghany Corp.	164,030	0.1
8,623		Allstate Corp.	1,039,071	0.6
12,100		Ally Financial, Inc.	401,720	0.2
3,665		American Financial Group, Inc.	467,947	0.3
9,900		American International Group, Inc.	512,325	0.3
3,466		Ameriprise Financial, Inc.	928,923	0.5
42,700		Annaly Capital Management, Inc.	275,415	0.2
3,564		Apollo Global Management, Inc.	198,087	0.1
6,599	(1)	Arch Capital Group Ltd.	301,706	0.2
1,104		Arthur J. Gallagher & Co.	200,453	0.1
16,900		Associated Banc-Corp.	338,676	0.2
731		Assurant, Inc.	115,856	0.1
13,946		Bank of New York Mellon Corp.	579,177	0.3
29,315		Bank of NT Butterfield & Son Ltd.	956,255	0.5
1,914		Brown & Brown, Inc.	120,659	0.1
7,022		Camden National Corp.	317,605	0.2
2,697		Carlyle Group, Inc./The	87,733	0.0
10,100		Cathay General Bancorp.	423,594	0.2
864		Cboe Global Markets, Inc.	101,926	0.1
3,633		Cincinnati Financial Corp.	352,256	0.2
15,300		Citizens Financial Group, Inc.	561,204	0.3
20,300		CNO Financial Group, Inc.	373,723	0.2
140	(1),(2)	Credit Acceptance Corp.	74,491	0.0
7,051		Discover Financial Services	708,555	0.4
30,410		East West Bancorp, Inc.	2,194,690	1.2
6,200		Essent Group Ltd.	247,938	0.1
562		Evercore, Inc.	52,654	0.0
2,361		Everest Re Group Ltd.	635,227	0.4
420		Factset Research Systems, Inc.	182,003	0.1
18,400		Farmers National Banc Corp.	262,936	0.1
3,000		Federal Agricultural Mortgage Corp.	327,720	0.2
24,205		Fidelity National Financial, Inc.	946,416	0.5
13,569		Fifth Third Bancorp	463,381	0.3
8,543		First American Financial Corp.	457,051	0.3
890		First Citizens BancShares, Inc.	722,644	0.4
10,252		First Republic Bank	1,556,561	0.9
2,909		Franklin Resources, Inc.	75,838	0.0
16,400		FS KKR Capital Corp.	353,912	0.2
44,200	(1)	Genworth Financial, Inc.	186,524	0.1
677		Globe Life, Inc.	65,798	0.0
415		Hanover Insurance Group, Inc.	53,697	0.0
15,933		Hartford Financial Services Group, Inc.	1,024,651	0.6
8,000		HomeStreet, Inc.	278,480	0.2
20,040		Jefferies Financial Group, Inc.	643,084	0.4
33,100		Keycorp	585,539	0.3
7,000		Lazard Ltd.	254,450	0.1
6,500		Lincoln National Corp.	299,390	0.2
1,987		Loews Corp.	109,901	0.1
465		LPL Financial Holdings, Inc.	102,918	0.1
606		M&T Bank Corp.	110,159	0.1
253	(1)	Markel Corp.	302,110	0.2
24,000		MGIC Investment Corp.	342,960	0.2
324		MSCI, Inc. - Class A	145,554	0.1
1,629		Nasdaq, Inc.	96,974	0.1
23,000		Navient Corp.	353,970	0.2
16,600		OFG Bancorp	451,520	0.2
21,948		Old Republic International Corp.	479,344	0.3
1,244		Principal Financial Group, Inc.	93,001	0.0
44,300		Prospect Capital Corp.	331,364	0.2
2,008		Prudential Financial, Inc.	192,266	0.1
1,908		Raymond James Financial, Inc.	199,138	0.1
38,459		Regions Financial Corp.	833,407	0.5
22,884		SEI Investments Co.	1,251,755	0.7
123,975		SLM Corp.	1,894,338	1.1
6,300		State Street Corp.	430,605	0.2
1,645		Synchrony Financial	53,874	0.0
1,398		T. Rowe Price Group, Inc.	167,760	0.1
11,400		Unum Group	431,490	0.2
13,500		Victory Capital Holdings, Inc.	361,530	0.2
73,513		Virtu Financial, Inc.	1,687,858	0.9
4,000		WesBanco, Inc.	136,840	0.1
2,049		Willis Towers Watson PLC	423,795	0.2
2,366		WR Berkley Corp.	153,317	0.1
9,400		Zions Bancorp NA	517,282	0.3
			33,941,590	19.1

		Health Care: 8.2%
18,962		Agilent Technologies, Inc.	2,431,877	1.4
895		AmerisourceBergen Corp.	131,171	0.1
7,636		Becton Dickinson & Co.	1,927,479	1.1
269	(1)	Bio-Rad Laboratories, Inc.	130,476	0.1
11,055		Cardinal Health, Inc.	781,810	0.4
181		Chemed Corp.	86,190	0.0
458		Cooper Cos., Inc.	131,648	0.1
5,500	(1)	DaVita, Inc.	469,095	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,527		Embecta Corp.	$48,742	0.0
2,905	(1)	Henry Schein, Inc.	213,256	0.1
5,702	(1)	Hologic, Inc.	385,227	0.2
6,331	(1)	Incyte Corp., Ltd.	445,892	0.2
609	(1)	IQVIA Holdings, Inc.	129,510	0.1
2,800	(1)	Jazz Pharmaceuticals PLC	434,616	0.2
12,479		Laboratory Corp. of America Holdings	2,811,144	1.6
2,400		McKesson Corp.	880,800	0.5
129	(1)	Mettler Toledo International, Inc.	156,407	0.1
1,404	(1)	Molina Healthcare, Inc.	473,667	0.3
4,870		Organon & Co.	138,941	0.1
1,873		Premier, Inc.	66,005	0.0
1,323	(1)	QIAGEN NV	60,104	0.0
3,173		Quest Diagnostics, Inc.	397,609	0.2
532		Resmed, Inc.	116,997	0.1
14,745		Select Medical Holdings Corp.	378,062	0.2
2,139	(1)	United Therapeutics Corp.	484,740	0.3
2,900		Universal Health Services, Inc.	283,736	0.1
39,900		Viatris, Inc.	381,045	0.2
381	(1)	Waters Corp.	113,767	0.1
376		West Pharmaceutical Services, Inc.	111,555	0.1
			14,601,568	8.2

		Industrials: 13.5%
44,500		ACCO Brands Corp.	263,885	0.1
1,457		AECOM	106,580	0.1
10,056		AGCO Corp.	1,093,188	0.6
42,898		Air Lease Corp.	1,559,771	0.9
16,500		Allison Transmission Holdings, Inc.	598,290	0.3
144		AMERCO	75,697	0.0
911		Ametek, Inc.	109,466	0.1
1,489		AO Smith Corp.	84,054	0.0
8,900		Apogee Enterprises, Inc.	363,476	0.2
3,900	(1)	Atkore, Inc.	329,199	0.2
5,100		Boise Cascade Co.	317,883	0.2
759		Booz Allen Hamilton Holding Corp.	72,636	0.0
6,000	(1)	Builders FirstSource, Inc.	351,660	0.2
240	(1)	CACI International, Inc.	67,409	0.0
3,955		Carrier Global Corp.	154,720	0.1
2,149		CH Robinson Worldwide, Inc.	245,308	0.1
493		Cintas Corp.	200,572	0.1
1,127	(1)	Copart, Inc.	134,846	0.1
4,197		Crane Holdings Co.	396,029	0.2
4,285		Cummins, Inc.	922,860	0.5
10,846	(1)	Delta Air Lines, Inc.	336,985	0.2
883		Dover Corp.	110,340	0.1
17,474		EMCOR Group, Inc.	2,078,008	1.2
2,552		Expeditors International Washington, Inc.	262,575	0.1
4,880		Fastenal Co.	245,610	0.1
555	(1)	FTI Consulting, Inc.	89,133	0.0
1,147		Graco, Inc.	73,224	0.0
10,300	(1)	Hawaiian Holdings, Inc.	154,397	0.1
8,400		Hillenbrand, Inc.	350,028	0.2
396		Hubbell, Inc.	81,695	0.0
2,100		Huntington Ingalls Industries, Inc.	483,546	0.3
1,712		IDEX Corp.	344,472	0.2
24,500		Interface, Inc.	273,665	0.2
19,921		Jacobs Solutions, Inc.	2,481,758	1.4
1,437		JB Hunt Transport Services, Inc.	250,067	0.1
2,403		Knight-Swift Transportation Holdings, Inc.	121,376	0.1
767		Landstar System, Inc.	112,465	0.1
1,215		Leidos Holdings, Inc.	115,486	0.1
538		Lincoln Electric Holdings, Inc.	73,539	0.0
5,100		Manpowergroup, Inc.	373,932	0.2
2,343		Masco Corp.	119,188	0.1
11,000		MDU Resources Group, Inc.	331,650	0.2
4,800		Moog, Inc.	359,904	0.2
372		Nordson Corp.	84,507	0.0
828		Old Dominion Freight Line	224,727	0.1
2,994		Otis Worldwide Corp.	216,227	0.1
10,258		Owens Corning, Inc.	838,386	0.5
3,188		Paccar, Inc.	278,982	0.2
556		Parker Hannifin Corp.	147,340	0.1
13,700		Primoris Services Corp.	277,699	0.2
2,258		Republic Services, Inc.	322,262	0.2
1,787		Robert Half International, Inc.	137,545	0.1
1,934		Rollins, Inc.	65,292	0.0
7,100		Rush Enterprises, Inc. - Class A	334,126	0.2
6,100		Ryder System, Inc.	466,284	0.3
4,900	(1)	Skywest, Inc.	104,321	0.1
3,649		Snap-On, Inc.	794,971	0.4
2,080	(1)	Southwest Airlines Co.	76,336	0.0
522		Tetra Tech, Inc.	70,893	0.0
1,712		Textron, Inc.	106,795	0.1
3,500		Timken Co.	220,465	0.1
651		Trane Technologies PLC	100,300	0.1
8,400		Triton International Ltd.	500,556	0.3
8,100	(1)	United Airlines Holdings, Inc.	283,581	0.2
255	(1)	United Rentals, Inc.	74,470	0.0
12,851		Universal Logistics Holdings, Inc.	469,190	0.3
772		Verisk Analytics, Inc.	144,488	0.1
349		Watsco, Inc.	94,938	0.1
7,262		Westinghouse Air Brake Technologies Corp.	636,514	0.4
463		WW Grainger, Inc.	256,937	0.1
			23,998,704	13.5

		Information Technology: 13.6%
13,190	(1)	Advanced Micro Devices, Inc.	1,119,435	0.6
1,034	(1)	Akamai Technologies, Inc.	93,350	0.0
7,166		Amdocs Ltd.	612,478	0.3
32,600		Amkor Technology, Inc.	656,238	0.4
3,571		Amphenol Corp.	262,576	0.1
1,309	(1)	Arista Networks, Inc.	156,923	0.1
8,188	(1)	Arrow Electronics, Inc.	858,184	0.5

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
33,994	(1)	Black Knight, Inc.	$2,249,043	1.3
757		Broadridge Financial Solutions, Inc. ADR	129,576	0.1
1,966	(1)	Cadence Design Systems, Inc.	341,632	0.2
5,723		Corning, Inc.	196,413	0.1
2,467		Dell Technologies, Inc.	94,461	0.1
6,000	(1)	Diodes, Inc.	427,020	0.2
11,200	(1)	DXC Technology Co.	277,536	0.2
19,076	(1)	Euronet Worldwide, Inc.	1,691,278	0.9
361	(1)	F5, Inc.	56,699	0.0
287	(1)	FleetCor Technologies, Inc.	60,996	0.0
3,624	(1)	Fortinet, Inc.	176,453	0.1
742	(1)	Gartner, Inc.	211,707	0.1
48,076		Genpact Ltd.	2,258,610	1.3
46,785		Hewlett Packard Enterprise Co.	636,276	0.4
64,665		HP, Inc.	1,856,532	1.0
15,552		Jabil, Inc.	937,786	0.5
711		Jack Henry & Associates, Inc.	136,654	0.1
3,034		Juniper Networks, Inc.	86,226	0.0
17,139	(1)	Keysight Technologies, Inc.	2,808,911	1.6
8,700		Methode Electronics, Inc.	352,002	0.2
1,919		Microchip Technology, Inc.	125,215	0.1
208		Monolithic Power Systems, Inc.	94,261	0.1
1,188		Motorola Solutions, Inc.	289,171	0.2
1,167		NetApp, Inc.	84,176	0.0
12,500	(1)	Netgear, Inc.	294,875	0.2
3,088		NortonLifeLock, Inc.	69,758	0.0
3,094		Paychex, Inc.	381,614	0.2
3,700	(1)	Qorvo, Inc.	332,186	0.2
2,885		Roper Technologies, Inc.	1,161,443	0.7
9,700	(1)	Sanmina Corp.	470,644	0.3
10,600		Seagate Technology Holdings PLC	709,776	0.4
1,182	(1)	Synopsys, Inc.	408,996	0.2
3,800		TD SYNNEX Corp.	365,864	0.2
744		Teradyne, Inc.	62,972	0.0
326	(1)	VeriSign, Inc.	59,404	0.0
20,000		Western Union Co.	296,400	0.2
21,000		Xerox Holdings Corp.	349,020	0.2
			24,300,770	13.6

		Materials: 7.5%
7,624		Albemarle Corp.	2,042,927	1.2
12,406		Amcor PLC	148,996	0.1
1,474		Ball Corp.	82,264	0.1
8,110	(1)	Berry Global Group, Inc.	440,616	0.3
5,695		Celanese Corp. - Series A	631,348	0.4
2,953		CF Industries Holdings, Inc.	305,517	0.2
12,900		Chemours Co.	435,117	0.2
9,154		Corteva, Inc.	562,330	0.3
12,300		Dow, Inc.	627,300	0.4
5,127		DuPont de Nemours, Inc.	285,266	0.2
4,345		Eastman Chemical Co.	395,395	0.2
700		FMC Corp.	75,656	0.0
20,384		Huntsman Corp.	571,160	0.3
4,700	(1)	Ingevity Corp.	329,658	0.2
11,366		International Paper Co.	473,053	0.3
10,500		Koppers Holdings, Inc.	239,715	0.1
1,333		Louisiana-Pacific Corp.	72,289	0.0
9,205		LyondellBasell Industries NV - Class A	764,015	0.4
167		Martin Marietta Materials, Inc.	58,068	0.0
9,500		Mativ Holdings, Inc.	224,390	0.1
1,913		Mosaic Co.	103,053	0.1
8,404		Nucor Corp.	1,117,228	0.6
24,600	(1)	O-I Glass, Inc.	320,046	0.2
1,976		Olin Corp.	108,008	0.1
1,264		Packaging Corp. of America	173,067	0.1
620		PPG Industries, Inc.	78,728	0.0
5,638		Reliance Steel & Aluminum Co.	1,059,831	0.6
905		RPM International, Inc.	84,310	0.1
1,116		Sealed Air Corp.	60,052	0.0
9,000		Silgan Holdings, Inc.	409,950	0.2
10,627		Steel Dynamics, Inc.	857,811	0.5
799		Sylvamo Corp.	35,507	0.0
500		Westlake Corp.	49,315	0.0
1,586		WestRock Co.	64,376	0.0
			13,286,362	7.5

		Real Estate: 10.0%
9,459		Alexandria Real Estate Equities, Inc.	1,451,010	0.8
30,700		Apple Hospitality REIT, Inc.	488,437	0.3
693		AvalonBay Communities, Inc.	139,231	0.1
20,600		Brandywine Realty Trust	165,418	0.1
16,000		Brixmor Property Group, Inc.	343,680	0.2
425		Camden Property Trust	54,617	0.0
32,722	(1)	CBRE Group, Inc.	2,583,729	1.5
3,489		Duke Realty Corp.	205,328	0.1
6,300		EPR Properties	273,987	0.2
2,777		Equinix, Inc.	1,825,516	1.0
2,450		Equity Residential	179,291	0.1
227		Essex Property Trust, Inc.	60,169	0.0
1,162		Extra Space Storage, Inc.	230,924	0.1
62,855		Franklin Street Properties Corp.	176,622	0.1
5,600		Gaming and Leisure Properties, Inc.	270,312	0.2
12,500		Industrial Logistics Properties Trust	93,625	0.1
8,211		Iron Mountain, Inc.	431,981	0.2
516	(1)	Jones Lang LaSalle, Inc.	89,268	0.0
17,400		Medical Properties Trust, Inc.	254,214	0.1
14,227		Mid-America Apartment Communities, Inc.	2,356,987	1.3
3,900		National Health Investors, Inc.	255,489	0.1
55,600		Necessity Retail REIT, Inc./The	414,776	0.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
6,900	Office Properties Income Trust	$121,233	0.1
12,000	Omega Healthcare Investors, Inc.	391,920	0.2
29,400	Paramount Group, Inc.	203,742	0.1
24,600	Piedmont Office Realty Trust, Inc.	289,788	0.2
871	Realty Income Corp.	59,472	0.0
17,700	RLJ Lodging Trust	213,462	0.1
35,300	Sabra Healthcare REIT, Inc.	528,441	0.3
4,263	SBA Communications Corp.	1,386,541	0.8
14,200	Service Properties Trust	97,128	0.1
4,510	Simon Property Group, Inc.	459,930	0.3
21,500	SITE Centers Corp.	278,640	0.2
22,400	Tanger Factory Outlet Centers, Inc.	345,408	0.2
34,400	Uniti Group, Inc.	323,016	0.2
2,893	VICI Properties, Inc.	95,440	0.1
15,943	Weyerhaeuser Co.	544,613	0.3
718	WP Carey, Inc.	60,333	0.0
		17,743,718	10.0

	Utilities: 3.9%
1,384	Alliant Energy Corp.	84,479	0.0
1,964	Ameren Corp.	181,906	0.1
804	American Water Works Co., Inc.	119,354	0.1
3,180	Centerpoint Energy, Inc.	100,265	0.1
3,692	CMS Energy Corp.	249,358	0.1
3,546	Consolidated Edison, Inc.	346,586	0.2
3,223	DTE Energy Co.	420,086	0.2
1,862	Edison International	126,188	0.1
2,015	Entergy Corp.	232,329	0.1
2,018	Evergy, Inc.	138,294	0.1
2,606	Eversource Energy	233,732	0.1
5,366	FirstEnergy Corp.	212,225	0.1
7,137	National Fuel Gas Co.	508,654	0.3
3,939	NiSource, Inc.	116,240	0.1
25,701	NRG Energy, Inc.	1,060,937	0.6
1,494	OGE Energy Corp.	60,567	0.0
857	Pinnacle West Capital Corp.	64,575	0.0
3,712	PPL Corp.	107,945	0.1
2,188	Public Service Enterprise Group, Inc.	140,820	0.1
18,528	UGI Corp.	731,856	0.4
45,600	Vistra Corp.	1,128,600	0.6
2,584	WEC Energy Group, Inc.	266,514	0.2
4,054	Xcel Energy, Inc.	301,009	0.2
		6,932,519	3.9

	Total Common Stock
	(Cost $172,627,991)	175,544,930	98.6

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.0%
253	iShares Russell Midcap Index Fund	$17,409	0.0

	Total Exchange-Traded Funds
	(Cost $18,771)	17,409	0.0

	Total Long-Term Investments
	(Cost $172,646,762)	175,562,339	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.1%
138,413	(3) BNP Paribas S.A., Repurchase Agreement dated 08/31/22, 2.25%, due 09/01/22 (Repurchase Amount $138,422, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $141,181, due 10/13/22-05/15/52)
	(Cost $138,413)	138,413	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
707,829	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.020%
	(Cost $707,829)	707,829	0.4

	Total Short-Term Investments
	(Cost $846,242)	846,242	0.5

	Total Investments in Securities (Cost $173,493,004)	$176,408,581	99.1
	Assets in Excess of Other Liabilities	1,516,364	0.9
	Net Assets	$177,924,945	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2022.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$175,544,930	$–	$–	$175,544,930
Exchange-Traded Funds	17,409	–	–	17,409
Short-Term Investments	707,829	138,413	–	846,242
Total Investments, at fair value	$176,270,168	$138,413	$–	$176,408,581

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $174,086,928.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,603,132
Gross Unrealized Depreciation	(16,281,479)

Net Unrealized Appreciation	$2,321,653